Regulatory Requirements - Schedule of Capital Requirements (Details) - Beta International [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Capital Requirements [Line Items]
Minimum regulatory capital requirement	$ 382,170	$ 384,207
Capital levels maintained	4,807,449	2,233,521
Excess net capital	$ 4,425,279	$ 1,849,314
Percent of requirement maintained	1257.00%	581.00%